STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Stock Option Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Activity [Abstract]
Options Outstanding, Number of Shares	14,839,073	9,460,543	2,420,000
Options, Weighted Average Exercise Price (in Dollars per share)	$ 0.24	$ 0.25	$ 0.0679
Granted	5,378,530	9,873,543
Granted (in Dollars per share)	$ 0.24	$ 0.247
Exercised
Exercised (in Dollars per share)		$ 0
Cancelled		(2,833,000)
Cancelled (in Dollars per share)		$ 0.085
Exercisable at 12/31/12	8,474,992	7,212,909
Exercisable at 12/31/12 (in Dollars per share)	$ 0.22	$ 0.19
Non-Vested at 12/31/12		2,247,634
Non-Vested at 12/31/12 (in Dollars per share)		$ 0.44